11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Details
Deferred exploration expense recorded as accounts payable	$ 0	$ 0
Deferred exploration expense recorded as owing to related parties	$ 0	$ 0